Leases - Components of Lease Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating lease cost:
Fixed payments and variable payments that depend on an index or rate	$ 116	$ 123	$ 132
Variable lease payments not included in the lease liability	16	16	5
Short-term lease cost	4	3	3
Total operating lease cost	$ 136	$ 142	$ 139